Client funds on deposit and client funds payable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Client funds on deposit and client funds payable

	2021	2020

Client funds on deposit	67,687	—
Other receivables from clients (a)	10,476	—

Client funds on deposit and other receivables	78,163	—

	2021	2020
Client funds payable (a)	78,163	—

Client funds payable	78,163	—

(a)
Other receivables from clients are unsettled trade receivables from brokerage activities for client transactions on an exchange that are entered into and recorded on the date of the transaction. The value of the client trades is payable or receivable until settlement of the transactions occur.